Leases - (Income Statement Amount Relating to Leases) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (32,653,000)	¥ (101,998,000)	¥ 0
Interest expense (included in Finance expenses)	(887,000)	(2,570,000)
Expense relating to short-term leases (included in Cost of sales)	(3,731,000)	(2,961,000)
Total cash outflow for leases	20,204,000	94,441,000	¥ 0
Land use rights [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(15,965,000)	(14,814,000)
Buildings [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(15,481,000)	(12,541,000)
Equipment [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(449,000)	(74,025,000)
Others [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (758,000)	¥ (618,000)